Offerings	Feb. 24, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value$0.001 per share
Amount Registered | shares	10,329,070
Proposed Maximum Offering Price per Unit	16.615
Maximum Aggregate Offering Price	$ 171,617,498.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 23,700.38
Offering Note
(1)
Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is based upon the average of the high and low prices per share of the Registrant’s Class A common stock as reported on the New York Stock Exchange on November 21, 2025.
(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3 (Reg. No. 333-281929).
(3)
Represents shares of Class A common stock that may be offered and sold by the selling stockholder named in the prospectus supplement of the Registrant dated November 24, 2025.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A common stock, par value$0.001 per share
Amount Registered | shares	58,943
Proposed Maximum Offering Price per Unit	16.615
Maximum Aggregate Offering Price	$ 979,337.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 135.25
Offering Note
(1)
Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee. The proposed maximum offering price per share is based upon the average of the high and low prices per share of the Registrant’s Class A common stock as reported on the New York Stock Exchange on November 21, 2025.
(2)
The registration fee is calculated in accordance with Rule 457(r) under the Securities Act and represents deferred payment of the registration fees in connection with the Registrant’s Registration Statement on Form S-3 (Reg. No. 333-281929).
(4)
Represents shares of Class A common stock that may be offered and sold by the Registrant pursuant to the prospectus supplement of the Registrant dated November 25, 2025.